Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 15.32
Granted (in dollars per share) | $ / shares		5.04
Forfeited (in dollars per share) | $ / shares		12.16
Exercised (in dollars per share) | $ / shares		2.05
Outstanding at end of period (in dollars per share) | $ / shares	$ 10.63	$ 10.63	$ 15.32
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares		461,596
Granted (in shares) | shares		371,719
Forfeited (in shares) | shares	(19,000)	(97,499)
Exercised (in shares) | shares		(7,296)
Outstanding at end of period (in shares) | shares	728,520 [1]	728,520 [1]	461,596
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years		6 years 8 months 12 days	7 years 1 month 20 days
Granted weighted average remaining life in years		7 years 1 month 20 days
Forfeited weighted average remaining life in years		7 years
Exercised weighted average remaining life in years		5 years 11 months 26 days
Number of option exercisable (in shares) | shares	93,033	93,033
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.63	$ 8.18

[1]	93,033 of the awards outstanding as of September 30, 2023, were exercisable.